Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	81,398,071	52,909,368	81,430,507	52,860,414
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	914,875	472,133	1,032,335	434,021
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,312,946	53,381,501	82,462,842	53,294,435